Fresh-Start Reporting - Narrative (Details) $ in Thousands	Dec. 31, 2012 USD ($)
Fresh-Start Adjustment [Line Items]
Distributable value	$ 7,372,000
Minimum
Fresh-Start Adjustment [Line Items]
Distributable value	6,917,000
Maximum
Fresh-Start Adjustment [Line Items]
Distributable value	7,826,000
Exit Financing Facilities | Term Loan Facility
Fresh-Start Adjustment [Line Items]
Face amount of debt	1,100,000
Predecessor
Fresh-Start Adjustment [Line Items]
Debtor Reorganization Items, Revaluation of Assets and Liabilities, Including Discontinued Operations	(3,372,166)
Reorganization gain (loss) before tax	4,734,050
Reorganization gain (loss)	4,552,000
Gain (loss) reflected in discontinued operations	(9,000)
Fresh-start reporting adjustments, net	3,550,264
Fresh start gain (loss)	2,662,000
Successor
Fresh-Start Adjustment [Line Items]
Reorganized Tribune Company equity value	4,536,000
Successor | Exit Financing Facilities | Term Loan Facility
Fresh-Start Adjustment [Line Items]
Face amount of debt	$ 1,100,000